Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2013
Registrant Name	NEEDHAM FUNDS INC
Central Index Key	0001002537
Amendment Flag	false
Document Creation Date	Apr. 28, 2014
Document Effective Date	May 01, 2014
Prospectus Date	May 01, 2014
Needham Growth Fund | Needham Growth Fund
Risk/Return:
Trading Symbol	NEEGX
Needham Aggressive Growth Fund | Needham Aggressive Growth Fund
Risk/Return:
Trading Symbol	NEAGX
Needham Small Cap Growth Fund | Needham Small Cap Growth Fund
Risk/Return:
Trading Symbol	NESGX